Eaton Vance Floating-Rate & High Income Fund
Investment Objective
The Fund's investment objective is to provide a high level of current income.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $100,000 in Eaton Vance funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 26 of this Prospectus and page 23 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Eaton Vance Floating-Rate & High Income Fund	Advisers Class	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	2.25%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Eaton Vance Floating-Rate & High Income Fund		Advisers Class	Class A	Class B	Class C	Class I
Management Fees		0.15%	0.15%	0.15%	0.15%	0.15%
Distribution and Service (12b-1) Fees		0.25%	0.25%	1.00%	1.00%	none
Other Expenses		0.12%	0.12%	0.12%	0.12%	0.12%
Acquired Fund Fees and Expenses	[1]	0.55%	0.55%	0.55%	0.55%	0.55%
Total Annual Fund Operating Expenses		1.07%	1.07%	1.82%	1.82%	0.82%
[1]	Reflects the Fund's allocable share of the advisory fee and other expenses of the Portfolios in which it invests.

Example.

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Eaton Vance Floating-Rate & High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisers Class	109	340	590	1,306
Class A	332	558	802	1,501
Class B	685	973	1,185	1,940
Class C	285	573	985	2,137
Class I	84	262	455	1,014

Expense Example, No Redemption - Eaton Vance Floating-Rate & High Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Advisers Class	109	340	590	1,306
Class A	332	558	802	1,501
Class B	185	573	985	1,940
Class C	185	573	985	2,137
Class I	84	262	455	1,014

Portfolio Turnover

The Fund and the Portfolios in which it invests (see below) pay transaction costs, such as commissions, when they buy and sell securities (or “turns over” the portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 5 % of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the Fund invests at least 80% of its total assets in a combination of income producing floating rate loans and other floating rate debt securities and high yield corporate bonds.  The Fund may not invest more than 20% of its total assets in unsecured high yield corporate bonds.  The Fund invests primarily in senior floating rate loans of domestic and foreign borrowers (“Senior Loans”) and secondarily in high yield, high risk corporate bonds (commonly referred to as “junk bonds”).  High yield corporate bonds are, and Senior Loans typically are, of below investment grade quality and have below investment grade credit ratings, which ratings are associated with securities having high risk, speculative characteristics.

The Fund may invest up to 25% of its total assets in foreign Senior Loans, which must be denominated in U.S. dollars, euros, British pounds, Swiss francs, Canadian dollars, or Australian dollars, and foreign and emerging market securities, which are predominately U.S. dollar denominated.  The Fund may also purchase: other floating rate debt securities; fixed - income debt securities; preferred stocks and other hybrid securities (many of which have fixed maturities); convertible securities; subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”); and money market instruments.

The Fund may engage in derivative transactions (such as futures contracts and options thereon, interest rate and credit default swaps, credit linked notes, foreign currency exchange contracts and other currency hedging strategies) to seek return, to hedge against fluctuations in securities prices, interest rates or currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.  The Fund may enter into interest rate swaps for risk management purposes only.  There is no stated limit on the Fund's use of derivatives.

Preservation of capital is considered when consistent with the Fund's investment objective.  The Fund currently seeks its investment objective by investing at least 65% of total assets in Eaton Vance Floating Rate Portfolio and not more than 20% of total assets in High Income Opportunities Portfolio, separate registered investment companies managed by Eaton Vance Management or its affiliate.

To determine the allocation of the Fund's assets between the two Portfolios, the portfolio managers of the Portfolios meet periodically and agree upon an appropriate allocation that is consistent with the Fund's investment objective and policies and takes into consideration market and other factors.  The Fund's Board of Trustees intends to submit any material change to the Fund's investment objective to its shareholders for approval.

The Fund also is authorized to invest in high yield corporate bonds through Boston Income Portfolio and Short Duration High Income Portfolio, separate investment companies managed by Eaton Vance Management or its affiliate with principal investment strategies and risks similar to those of High Income Opportunities Portfolio.

The Fund is not appropriate for investors who cannot assume the greater risk of capital depreciation or loss inherent in seeking higher yields.

Principal Risks

Market Risk.  Economic and other events (whether real or perceived) can reduce the demand for investments held by the Fund, which may reduce their market prices and cause the value of Fund shares to fall. The frequency and magnitude of such changes cannot be predicted.  Certain securities and other investments held by the Fund can experience downturns in trading activity and, at such times, the supply of such instruments in the market may exceed the demand.  At other times, the demand for such instruments may exceed the supply in the market.  An imbalance in supply and demand in the market may result in valuation uncertainties and greater price volatility, less liquidity, wider trading spreads and a lack of price transparency in the market.  No active trading market may exist for certain investments, which may impair the ability of the Fund to sell or to realize the full value of such investments in the event of the need to liquidate such assets. Adverse market conditions may impair the liquidity of some actively traded investments. Fixed - income markets have recently experienced a period of relatively high volatility. As a result of the Federal Reserve's action to end its quantitative easing stimulus program as well as the possibility that it may unwind the program and its recent decision to raise the target fed funds rate , fixed - income markets could experience continuing high volatility, which could negatively impact the Fund's performance.

Credit Risk.  Investments in debt obligations are subject to the risk of non-payment of scheduled principal and interest.  Changes in economic conditions or other circumstances may reduce the capacity of the party obligated to make principal and interest payments on such instruments and may lead to defaults. Such non-payments and defaults may reduce the value of Fund shares and income distributions. The value of a debt obligation also may decline because of concerns about the issuer's ability to make principal and interest payments. In addition, the credit ratings of loans or other income investments may be lowered if the financial condition of the party obligated to make payments with respect to such instruments changes.  Credit ratings assigned by rating agencies are based on a number of factors and do not necessarily reflect the issuer's current financial condition or the volatility or liquidity of the security.  In the event of bankruptcy of the issuer of loans or other income investments, the Fund could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing the instrument. In order to enforce its rights in the event of a default, bankruptcy or similar situation, the Fund may be required to retain legal or similar counsel.  This may increase the Fund's operating expenses and adversely affect net asset value. Due to their lower place in the borrower's capital structure, Junior Loans involve a higher degree of overall risk than Senior Loans of the same borrower.

Additional Risks of Loans.  The secondary market for loans is a private, unregulated inter-dealer or inter-bank resale market.  Purchases and sales of loans are generally subject to contractual restrictions that must be satisfied before a loan can be bought or sold. These restrictions may impede the Fund's ability to buy or sell loans and may negatively impact the transaction price.  It may take longer than seven days for transactions in loans to settle.  The Fund may hold cash, sell investments or temporarily borrow from banks or other lenders to meet short-term liquidity needs due to the extended loan settlement process, such as to satisfy redemption requests from Fund shareholders.

U.S. federal securities laws afford certain protections against fraud and misrepresentation in connection with the offering or sale of a security, as well as against manipulation of trading markets for securities. The typical practice of a lender in relying exclusively or primarily on reports from the borrower may involve the risk of fraud, misrepresentation, or market manipulation by the borrower. It is unclear whether U.S. federal securities law protections are available to an investment in a loan.  In certain circumstances, loans may not be deemed to be securities, and in the event of fraud or misrepresentation by a borrower, lenders may not have the protection of the anti-fraud provisions of the federal securities laws. However, contractual provisions in the loan documents may offer some protections, and lenders may also avail themselves of common-law fraud protections under applicable state law.

Risk of Lower Rated Investments.  Investments rated below investment grade and comparable unrated investments (sometimes referred to as “junk”) have speculative characteristics because of the credit risk associated with their issuers.  Changes in economic conditions or other circumstances typically have a greater effect on the ability of issuers of lower rated investments to make principal and interest payments than they do on issuers of higher rated investments.  An economic downturn generally leads to a higher non-payment rate, and a lower rated investment may lose significant value before a default occurs.  Lower rated investments typically are subject to greater price volatility and illiquidity than higher rated investments.

Interest Rate Risk. In general, the value of income securities will fluctuate based on changes in interest rates.  The value of these securities is likely to increase when interest rates fall and decline when interest rates rise.  Generally, securities with longer durations are more sensitive to changes in interest rates than shorter duration securities. The impact of interest rate changes on the value of floating rate investments is typically reduced by periodic interest rate resets.  In a rising interest rate environment, the duration of income securities that have the ability to be prepaid or called by the issuer may be extended.  In a declining interest rate environment, the proceeds from prepaid or maturing instruments may have to be reinvested at a lower interest rate.

Foreign and Emerging Market Investment Risk. Because the Fund can invest a portion of its assets in foreign instruments, the value of shares may be adversely affected by changes in currency exchange rates and political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country.   Investment markets in emerging market countries are typically smaller, less liquid and more volatile than developed markets , and emerging market securities often involve higher risk than developed market securities.  Trading in foreign markets often involves higher expense than trading in the United States. The value of investments denominated in foreign currencies can be adversely affected by changes in foreign currency exchange rates.

Risks of Convertible Securities, Preferred Stocks and Other Hybrid Securities.  Convertible securities, preferred stocks and other hybrid securities generally possess characteristics common to both equity and debt securities.  In addition to risks associated with income securities, convertible securities, preferred stocks and other hybrid securities may be subject to issuer-specific and market risks generally applicable to equity securities.  Also, convertible securities may be impacted by factors affecting the securities into which they convert.

Derivatives Risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the asset, index, rate or instrument underlying a derivative, due to failure of a counterparty or due to tax or regulatory constraints.  Derivatives may create economic leverage in the Fund, which magnifies the Fund's exposure to the underlying investment. Derivatives risk may be more significant when derivatives are used to enhance return or as a substitute for a cash investment position, rather than solely to hedge the risk of a position held by the Fund. A decision as to whether, when and how to use derivatives involves the exercise of specialized skill and judgment, and a transaction may be unsuccessful in whole or in part because of market behavior or unexpected events.  Changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index .  Derivative instruments traded in over-the-counter markets may be difficult to value, may be illiquid, and may be subject to wide swings in valuation caused by changes in the value of the underlying instrument.  If a derivative's counterparty is unable to honor its commitments, the value of Fund shares may decline and the Fund could experience delays in the return of collateral or other assets held by the counterparty.  The loss on derivative transactions may substantially exceed the initial investment.

Risks Associated with Active Management.   The success of the Fund's investment program depends on portfolio management's successful application of analytical skills and investment judgment.  Active management involves subjective decisions .

General Fund Investing Risks.  The Fund is not a complete investment program and there is no guarantee that the Fund will achieve its investment objective.  It is possible to lose money by investing in the Fund.  The Fund is designed to be a long-term investment vehicle and is not suited for short-term trading. Investors in the Fund should have a long-term investment perspective and be able to tolerate potentially sharp declines in value. An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency, entity or person.

Performance

The following bar chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and how the Fund's average annual returns over time compare with those of a broad-based securities market index.  The returns in the bar chart are for Class A shares and do not reflect a sales charge.  If the sales charge was reflected, the returns would be lower.  Past performance (both before and after taxes) is no guarantee of future results.  Updated Fund performance information can be obtained by visiting www.eatonvance.com.

For the ten years ended December 31, 2015, the highest quarterly total return for Class A was 19.51% for the quarter ended June 30, 2009, and the lowest quarterly return was -24.74% for the quarter ended December 31, 2008.  For the 30 days ended October 31, 2015, the SEC yield for Advisers Class shares was 4.18%, for Class A shares was 4.27%, for Class B shares was 3.48%, for Class C shares was 3.40% and for Class I shares was 4.41%.   For current yield information, call 1-800-262-1122.

Average Annual Total Returns - Eaton Vance Floating-Rate & High Income Fund	1 Year	5 Years	10 Years
Advisers Class	(1.86%)	3.04%	3.59%
Class A	(3.96%)	2.59%	3.36%
Class A | After Taxes on Distributions	(5.61%)	0.93%	1.47%
Class A | After Taxes on Distributions and Sales	(2.15%)	1.33%	1.85%
Class B	(7.19%)	1.95%	2.84%
Class C	(3.43%)	2.30%	2.83%
Class I	(1.49%)	3.32%	3.85%
S&P/LSTA Leveraged Loan Index	(0.69%)	3.41%	4.31%

These returns reflect the maximum sales charge for Class A (2.25%) and any applicable contingent deferred sales charge (“CDSC”) for Class B and Class C.  Investors cannot invest directly in an Index.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes.  Actual after-tax returns depend on a shareholder's tax situation and the actual characterization of distributions, and may differ from those shown.  After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.  After-tax returns for other Classes of shares will vary from the after-tax returns presented for Class A shares.  Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no taxable distributions were made during that period.  Also, Return After Taxes on Distributions and Sale of Fund Shares for a period may be greater than or equal to Return After Taxes on Distributions for the same period because of losses realized on the sale of Fund shares.